Note 21 - Disposal Group Held For Sale (Details Textual) R in Millions		1 Months Ended			12 Months Ended
	May 31, 2018 USD ($)	Feb. 28, 2019 ZAR (R)	Feb. 28, 2019 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jul. 12, 2016 ZAR (R)	Jul. 12, 2016 USD ($)
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Cumulative income accounted for through other comprehensive income as part of the Foreign Currency Translation Reserve						$ 2,197,000
SH Minerals [member]
Statement Line Items [Line Items]
Share sale agreement, nonrefundable deposit | R							R 5
Share sale agreement, once off payment								$ 3,000,000
Share sale agreement, nonrefundable deposit, received					$ 2,000,000
Share sale agreement, amendment, purchase price	$ 3,000,000			$ 3,000,000
Share sale agreement, amendment, amount of each payment	$ 1,000,000			$ 1,000,000
SH Minerals [member] | Sales agreement with Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Share sale agreement, amendment, amount of payment, received		R 13	$ 1,000,000